INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Cash flow from operating activities
Net loss	$ (625,014)	$ (1,772,038)
Net loss from discontinued operations	0	436,543
Non-cash items:
Share-based payment expense - Issuance of shares for services	227,000	337,250
Share-based payment expense - stock options and warrants	0	212,570
Foreign exchange (gain) loss	(81,399)	25,562
Changes in non-cash operating assets and liabilities
Prepaids and other current assets	(13,659)	88,372
Accounts payable and accrued liabilities	279,394	(76,612)
Net cash used in operating activities - continuing operations	(213,678)	(748,353)
Net cash used in operating activities - discontinued operations	0	(24,805)
Net cash used in operating activities	(213,678)	(773,158)
Cash flow from investing activities
Proceeds from disposal of prepaid card business	0	152,871
Net cash used in investing activities - continuing operations	0	152,871
Net cash provided by (used) in investing activities - discontinued operations	0	0
Net cash provided by (used in) investing activities	0	152,871
Cash flow from financing activities
Issuance of common stock	196,154	80,342
Promissory note converted into shares	0	837,000
Repayment of promissory note	0	(477,402)
Net cash provided by financing activities	196,154	439,940
Effect of exchange rate changes on cash	2,335	177,155
Decrease in cash and cash equivalents	(15,189)	(3,192)
Cash and cash equivalents, beginning of period	36,075	78,370
Cash and cash equivalents, end of period	20,886	75,178
Supplementary Cash Flow Information
Interest paid	0	9,551
Taxes paid	$ 0	$ 0